Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) vessel	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2013 vessel
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			$ 340,722	$ 348,563
Amortization expense			14,900	13,600	$ 13,200
Amortization of intangible assets, 2017			13,200
Amortization of intangible assets, 2018			12,000
Amortization of intangible assets, 2019			11,200
Amortization of intangible assets, 2020			10,900
Amortization of intangible assets, 2021			10,700
Amortization of intangible assets, thereafter			31,300
Number of vessels | vessel						5
Amortization of in-process revenue			(28,109)	(30,085)	(40,939)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount			22,500	30,879
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member]
Finite-Lived Intangible Assets [Line Items]
Increase in goodwill		$ 8,100
Gross carrying amount			22,500
Decrease in intangible assets		$ 8,400
Number of vessels | vessel	6
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 30,900
Amortization period	10 years
Amortization expense			$ 3,600	1,300
BG Joint Venture [Member] | Teekay LNG [Member] | Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Finite-Lived Intangible Assets [Line Items]
Number of vessels | vessel			4
Teekay Petrojarl and Omi Corporation [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of in-process revenue			$ 28,100	$ 30,100	$ 40,900
Amortization of in-process revenue contracts, 2017			34,500
Amortization of in-process revenue contracts, 2018			22,700
Amortization of in-process revenue contracts, 2019			14,300
Amortization of in-process revenue contracts, 2020			13,800
Amortization of in-process revenue contracts, 2021			13,800
Amortization of in-process revenue contracts, thereafter			$ 23,600